POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS
The partnership maintains several defined benefit pension plans within our industrial operations segment during the year. These plans are administered in various countries, the most significant of which is in the U.S. The U.S. plan was curtailed in a prior fiscal year with benefits frozen as of the date of curtailment. We continue to make quarterly contributions of 1% of each employee’s total eligible pay. We also provide life insurance for eligible retired employees. These benefits are provided through various insurance companies and the estimated net post-retirement benefit costs are accrued during the employees’ credited service periods.
The following table shows the changes in the present value of the defined benefit obligation and the fair value of plan assets as at December 31, 2017:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2017	2016	2017	2016
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$162	$165	$29	$30
Service cost	1	1	—	(1)
Interest cost	6	6	1	2
Foreign currency exchange changes	—	(1)	(1)	1
Actuarial gain due to financial assumption changes	6	4	—	—
Actuarial gain due to demographic assumption changes	(1)	(2)	—	—
Actuarial experience adjustments	(1)	(1)	(2)	(1)
Benefits paid	(9)	(10)	1	(2)
Defined benefit obligation at end of year	$164	$162	$28	$29

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(116)	$(108)	$—	$—
Interest income	(4)	(4)	—	—
Return on plan assets (excluding interest income)	(9)	(5)	—	—
Employer contributions	(7)	(9)	—	—
Employer direct settlements	—	(1)	(2)	(1)
Benefits paid from employer	1	1	2	1
Benefits paid from plan assets	8	9	—	—
Administrative expenses paid from plan assets	1	1	—	—
Fair value of plan assets at year end	$(126)	$(116)	$—	$—
Net liability at end of year	$38	$46	$28	$29

The net liabilities for the defined benefit and post-retirement plans are recorded within accounts payable and other in the consolidated statements of financial position.
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2017:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$140	$4	$20	$164
Fair value of plan assets	(110)	(3)	(13)	(126)
Net liability	$30	$1	$7	$38

Post-retirement plan
Defined benefit obligation at end of year	$9	$13	$6	$28
Net liability	$9	$13	$6	$28
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2016:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$140	$4	$18	$162
Fair value of plan assets	(101)	(3)	(12)	(116)
Net liability	$39	$1	$6	$46

Post-retirement plan
Defined benefit obligation at end of year	$11	$14	$4	$29
Net liability	$11	$14	$4	$29
Amounts recognized in respect of these defined benefit and post-retirement plans during the year are as follows:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2017	2016	2017	2016
Amounts recognized in profit and loss
Current service cost	$1	$1	$—	$—
Net interest expense	2	2	1	1
Administrative expense	1	1	—	—
Total expense recognized in profit and loss	$4	$4	$1	$1

Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	$(7)	$(6)	$—	$—
Actuarial gains and losses arising from changes in demographic assumptions	(1)	(2)	—	—
Actuarial gains and losses arising from changes in financial assumptions	6	4	—	—
Actuarial gains and losses arising from experience adjustments	(1)	(1)	(2)	(1)
Total expense (gain) recognized in other comprehensive income	$(3)	$(5)	$(2)	$(1)
Total expense (gain) recognized in comprehensive income	$1	$(1)	$(1)	$—

The expense recorded in profit and loss is recognized within general and administrative expenses in the consolidated statements of operating results.
The defined benefit pension plans expose our partnership to certain actuarial risks such as investment risk, interest rate risk, and compensation risk. The present value of the defined benefit obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs. We mitigate this investment risk by establishing a sound investment policy to be followed by the investment manager. Our investment policy requires plan assets to be invested in a diversified portfolio and is set based on both asset return and local statutory requirements. A change in interest and compensation rates will also affect the defined benefit obligation. A sensitivity analysis of the discount rate and compensation rate is provided below.
The following table summarizes the fair value of plan assets by category as at December 31, 2017:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity instruments	1	18	—	19
Debt instruments	2	90	—	92
Investment funds	—	—	—	—
Fixed insurance contracts	—	—	13	13
Total plan assets	$5	$108	$13	$126
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(1)	Level 2 assets represent the net asset value of the underlying assets held by the investment fund. The assets are valued by the fund administrator.

(2)
Level 3 assets consist of insurance rights and equity and debt instruments pooled in an actively invested collective profit sharing arrangement with other third-party employers. The assets are valued using non-observable inputs by the plan administrator.

Significant Assumptions
The partnership annually re-evaluates assumptions and estimates used in projecting the defined benefit and post-retirement liabilities. These assumptions and estimates may affect the carrying value of the defined benefit and post-retirement plan liabilities in our consolidated statements of financial position. The significant actuarial assumptions adopted are as follows:
Defined benefit plan

Discount rate	3.2% to 3.5%
Rate of compensation increase	1.6%
Post-retirement plan

Discount rate	3.5% to 5.1%
Health care cost trend on covered charges:
Immediate trend rate	6.9% to 8.5%
Ultimate trend rate	5.0% to 6.2%

These assumptions have a significant impact on the defined benefit and post-retirement liabilities reported in the consolidated statement of financial position. The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2017:

(US$ MILLIONS)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	0.25% to 1%	$(5)	0.25% to 1%	$5
Rate of compensation increase	0.5%	1	0.5%	(1)

Post-retirement plan
Discount rate	0.25% to 1%	$(2)	0.25% to 1%	$2
Health care cost trend rates	0.5% to 1%	1	0.5% to 1%	(1)

The sensitivity analysis above has been determined based on reasonably possible changes of the respective assumptions occurring as at December 31, 2017, while holding all other assumptions constant. These analyses may not be representative of the actual change in the defined benefit and post-retirement obligations as it is unlikely that the change in assumptions would occur in isolation of one another.
The following table summarizes future planned benefit payments under our defined benefit and post-retirement plans as at December 31, 2017:

(US$ MILLIONS)	Defined benefit pension plan	Post-retirement plan
2018	$10	$2
2019	10	2
2020	10	2
2021	10	2
2022	10	2
Thereafter	52	13
Total	$102	$23